TAXES ON INCOME: - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
Domestic (Israel)	$ 76,244	$ 63,503	$ 33,531
Foreign	4,119	6,202	7,030
Income from continuing operations before income taxes	$ 80,363	$ 69,705	$ 40,561